Short-Term Bank Loan (Details) ¥ in Millions		12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 28, 2023 CNY (¥)
Short Term Bank Loan [Line Items]
Loan agreement	$ 4,113,000				¥ 30.0
Working capital period	1 year
Incurred interest expenses		$ 5,319		$ 68,777
Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Fixed interest rate	2.90%				2.90%